19. Debt Instruments Eligible to Compose Capital (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Debt Instruments Eligible to Compose Capital		R$ 13,119,660	R$ 10,175,961	R$ 9,779,944
Tier I 01 [Member]
Statement Line Items [Line Items]
Issuance	[1]	nov-18
Maturity	[1]	no maturity (perpetual)
Issuance Value	[1]	US$1,250
Interest Rate (a.a.)	[1],[2]	7.250%
Debt Instruments Eligible to Compose Capital	[1]	R$ 6,554,451	5,092,153	4,893,668
Tier II 01 [Member]
Statement Line Items [Line Items]
Issuance	[1]	nov-18
Maturity	[1]	nov-18
Issuance Value	[1]	US$1,250
Interest Rate (a.a.)	[1],[2]	6.125%
Debt Instruments Eligible to Compose Capital	[1]	R$ 6,565,209	R$ 5,083,808	R$ 4,886,276

[1]	Interest paid semiannually, as of May 8, 2019.
[2]	The debt instruments issued in November 2018 were released through the Cayman Agency and, consequently, there is no incidence of withholding tax.